Financial Risk Management - Summary of Reconciliation of Level 3 Fair Value Items Investment in Shares and Participations (Detail) kr in Millions	12 Months Ended
Dec. 31, 2022 SEK (kr)
Reconciliation of changes in fair value measurement, assets [abstract]
Opening balance	kr 305,614
Closing balance	349,537
Level 3 [member] | Investment in shares and participations
Reconciliation of changes in fair value measurement, assets [abstract]
Opening balance	1,674
Additions	218
Disposals	(205)
Gains or losses 1)	291
Translation differences	8
Closing balance	kr 1,986